Offerings	Aug. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share, reserved for issuance pursuant to the 2024 Share Option Plan
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	1.9475
Maximum Aggregate Offering Price	$ 973,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 134.47
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also includes an indeterminate number of additional shares that become issuable under the 2024 Share Option Plan and the 2009 Share Incentive Plan as a result of anti-dilution provisions described therein by reason of any dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration leading to an increase in the number of outstanding shares.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high ($2.04) and low ($1.855) sales prices of the registrant’s ordinary shares as reported on the NYSE American on August 7, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share, reserved for issuance pursuant to options outstanding under the 2024 Share Option Plan
Amount Registered | shares	1,150,132
Proposed Maximum Offering Price per Unit	1.9475
Maximum Aggregate Offering Price	$ 2,239,882.07
Fee Rate	0.01381%
Amount of Registration Fee	$ 309.33
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also includes an indeterminate number of additional shares that become issuable under the 2024 Share Option Plan and the 2009 Share Incentive Plan as a result of anti-dilution provisions described therein by reason of any dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration leading to an increase in the number of outstanding shares.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share, reserved for issuance pursuant to options outstanding under the 2009 Share Incentive Plan
Amount Registered | shares	41,790
Proposed Maximum Offering Price per Unit	1.9475
Maximum Aggregate Offering Price	$ 81,386.03
Fee Rate	0.01381%
Amount of Registration Fee	$ 11.24
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also includes an indeterminate number of additional shares that become issuable under the 2024 Share Option Plan and the 2009 Share Incentive Plan as a result of anti-dilution provisions described therein by reason of any dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration leading to an increase in the number of outstanding shares.